Related parties - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Revenue	$ 3,283,514	$ 4,482,702
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Percentage of marketing rights in production	100.00%
Loans outstanding from related party transactions	$ 76,322	76,322
Associates | Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	359,000	512,000
Receivables from related party transactions	17,000	10,000
Payables from related party transactions	69,000	134,000
Loans outstanding from related party transactions	$ 76,000	$ 76,000